Document and Entity Information	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2024
Entity Registrant Name	ONE Gas, Inc.
Entity Incorporation State Country Code	OK
Entity File Number	001-36108
Entity Tax Identification Number	46-3561936
Entity Address Address Line 1	15 East Fifth Street
Entity Address City Or Town	Tulsa
Entity Address State Or Province	OK
Entity Address Postal Zip Code	74103
City Area Code	918
Local Phone Number	947-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	OGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001587732
Amendment Flag	false